Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
FDIC insured cash	$ 250,000		$ 250,000
Cash balance uninsured	12,802,481		13,806,346
Impairment of long-lived assets
Deferred revenue			0	316,248
Research and development costs	$ 345,895	$ 114,852	$ 873,107	$ 1,087,372
Series A preferred stock, shares outstanding	1,000,000		1,000,000	10,000,000
Number of shares issued for conversion	1,500,000		1,500,000	15,000,000
Convertible debt, beneficial conversion feature			The amount of the warrants and beneficial conversion feature will reduce the carrying value of the debt instrument to zero, but no further. In the event the Company has the option to pay the convertible note at a premium ranging within the first six (6) months before they become convertible, the Company will record the prepayment if intended. The discount relating to the initial recording of the original issue discount, issue cost, warrant and beneficial conversion feature are accreted, together with the premium, over the estimated term of the debt, which is generally 180 days from the date of issuance.
Percentage of minimum change in cash flows, based upon modification of notes			10.00%
Warrants [Member]
Anti-dilutive common stock equivalents	25,015,866	874,000	25,015,866	725,000
Convertible Preferred Stock [Member]
Anti-dilutive common stock equivalents	1,000,000	1,000,000	1,000,000	10,000,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Customer concentration percentage			100.00%	100.00%
Equipment and Furniture [Member] | Minimum [Member]
Assets estimated useful life			3 years
Equipment and Furniture [Member] | Maximum [Member]
Assets estimated useful life			5 years
Leasehold Improvements [Member]
Assets estimated useful life			10 years
Software [Member]
Assets estimated useful life			3 years